Revenues (Details) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Revenue [Line Items]
Revenue	$ 384,543	$ 222,610
Product sales
Revenue [Line Items]
Revenue	150,993	24,282
Licensing revenue
Revenue [Line Items]
Revenue	232,909	198,000
Freight revenue
Revenue [Line Items]
Revenue	$ 641	$ 328